AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED AUGUST 5, 2011 TO THE PROSPECTUS DATED MAY 1, 2011

This Supplement updates certain information contained in the Prospectus dated May 1, 2011 of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with additional risk information regarding the AXA Allocation Portfolios (each, a "Portfolio").

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Information Regarding

AXA Conservative Allocation Portfolio, AXA Conservative - Plus Portfolio, AXA Moderate Allocation Portfolio,

AXA Moderate – Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.